Fees Summary	Sep. 28, 2026 USD ($)
Fees Summary [Line Items]
Total Fee Amount	$ 0.00
Interest Amount	0.00
Total Offset Amount	0.00
Net Fee	$ 0.00
Offset Table N/A	N/A
Securities 424I N/A
Total Fee and Interest Amount	0.00